Basis of Presentation and Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 26, 2024 USD ($)
Basis of Presentation and Significant Accounting Policies [Line Items]
Accounts receivable	$ 12,371,365		$ 251,894
Inventories	4,540,549		1,768,072
Deferred offering costs			462,177		$ 893,577
Contingent earnout shares (in Shares) | shares	4,200,000
Accrued warranty reserves	$ 133,279		48,361
Estimated sales return	1,557	$ 0	$ 1,393
Operating and reportable segment			1
Federal Deposit Insurance Corporation			$ 250,000
Research and development expenses	$ 22,792		$ 91,168	$ 272,080
Tax benefit			50.00%
Common Stock [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001